Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates
Balances at the beginning of the year	$ 9,929	$ 10,886
Share of loss in associates	(6,159)	(5,353)	$ (4,146)
Contributions	2,170	4,425
Decrease	(63)	(64)
Translation differences	(541)	35
Balances at the end of the year	$ 5,336	$ 9,929	$ 10,886